CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share capital	Contributed surplus and warrants	Other reserves	Deficit	Total
Balance at the beginning at Dec. 31, 2022	$ 210,786	$ 25,313	$ 829	$ (164,604)	$ 72,324
Balance at the beginning (in shares) at Dec. 31, 2022	55,873,898
Shares issued from Private Placement offering	$ 29,565				29,565
Issue Of Shares During The Period, Equity	4,850,000
Options exercised	$ 956	(380)			576
Options exercised (in shares)	180,000
Share-based compensation		3,569			3,569
Settlement of interest on Convertible Notes			6,863		6,863
Share issue costs	$ (2,484)				(2,484)
Net loss and comprehensive loss				(55,983)	(55,983)
Balance at the end at Dec. 31, 2023	$ 238,823	28,502	7,692	(220,587)	54,430
Balance at the end (in shares) at Dec. 31, 2023	60,903,898
Shares issued - Lac Guret Property acquisition	$ 18,625				18,625
Shares issued - Lac Guret Property acquisition (in shares)	6,208,210
Shares issued from Private Placement offering	$ 150,281				150,281
Issue Of Shares During The Period, Equity	83,432,538
Options exercised	$ 507	(184)			323
Options exercised (in shares)	137,500
Share-based compensation		4,291			4,291
Settlement of interest on Convertible Notes	$ 6,417		(4,012)		2,405
Settlement of interest on Convertible Notes (in shares)	1,579,043
Share issue costs	$ (3,413)				(3,413)
Net loss and comprehensive loss				(73,285)	(73,285)
Balance at the end at Dec. 31, 2024	$ 411,240	$ 32,609	$ 3,680	$ (293,872)	$ 153,657
Balance at the end (in shares) at Dec. 31, 2024	152,261,189